Europe 30 ProFund Investment Objectives and Goals - Europe 30 ProFund	Jul. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the “Index”).